RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Tables)	6 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

A summary of the activity related to restricted stock and RSUs for the six months ended June 30, 2015 is presented below:

Restricted stock	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2015	168,750	$10.40
Restricted stock granted	—	—
Restricted stock vested	(168,750)	10.40
Restricted stock forfeited	—	—

Restricted stock non-vested at June 30, 2015	—	$—

Restricted stock units (RSU’s)	Total shares	Grant date fair value
RSU’s non-vested at January 1, 2015	199,584	$10.70
RSU’s granted	412,354	$0.51 - $6.07
RSU’s vested	(189,016)	$0.51 - $6.07
RSU’s forfeited	—

RSU’s non-vested June 30, 2015	422,922	$0.51 - $11.00

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

A summary of the expense related to restricted stock, RSUs and stock option awards for the three and six months ended June 30, 2015 is presented below:

Summary of the expense related to Restricted Stock and RSUs	For the three months ended June 30, 2015	For the six months ended June 30, 2015
Restricted Stock	390,000	1,845,942
RSU’s	1,055,550	2,111,150
Stock options	335,117	335,117

Total	$1,780,667	$4,292,209